Lease (Details) - Schedule of maturity analysis of the Company’s lease liabilities $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Maturity Analysis Of The Company SLease Liabilities Abstract
Less than one year	$ 52
One to four years	190
Total	242
Current maturities of lease liability	(52)
Long-term lease liability	$ 190